Finacial Liabilities at fair value (Details)	1 Months Ended			3 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2021 shares	Jul. 16, 2021 USD ($) shares	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares
Finacial Liabilities at fair value [Abstract]
Conversion to ordinary shares (in Shares) | shares						756,333
Additional ordinary shares (in Shares) | shares						169,019
Fair value of the warrants						$ 196,000
Aggregate proceeds					$ 5,415,000
Converted ordinary shares, description						Out of the amounts the Company received under the SAFEs, 2,804 was to be converted into the Company’s Ordinary Shares, at a conversion rate equal to the lower of (i) Company valuation cap of 35,000, or (ii) a discount of 30% from the per share price of the Company’s Ordinary Share in the event of an initial public offering, merger, acquisition or other liquidity event.
Public offering price, description						public offering price in such offering, as follows: (i) investors representing an aggregate of 1,426 of the SAFEs were to receive 75% warrant coverage, such that each investor will receive warrants to purchase 3 additional ordinary shares for every 4 shares issued upon conversion of the SAFE, which were to be exercisable for 4 years after the initial public offering, and (ii) investors representing an aggregate of 1,378 of the SAFEs shall receive 50% warrant coverage such that each investor will receive warrants to purchase 2 additional Ordinary Shares for every four shares issued upon conversion of the SAFE, which were to be exercisable for three years after the initial public offering. If an initial public offering, merger and acquisition or other liquidity event did not take place within 24 months from December 2020, then the subscription amount under the SAFEs were to convert into Ordinary Shares of the Company as follows: (i) investors representing an aggregate of 1,426 of the SAFEs were to convert at a conversion price reflecting a Company valuation of 17,500, and (ii) investors representing an aggregate of 1,378 of the SAFE were to convert at a conversion price reflecting a Company valuation of 35,000.
Converted ordinary shares (in Shares) | shares						2,611
Initial public offering, description						(i) Company valuation cap of 70,000, or (ii) a discount of 30% from the per share price of the Company’s Ordinary Share in the event of an initial public offering, merger, acquisition or other liquidity event. If an initial public offering, merger, acquisition, other liquidity event or dissolution event did not take place within 24 months from December 2020, then the subscription amount under such SAFEs were to convert into the Company’s Ordinary Shares at a conversion price reflecting a Company valuation of 70,000. In addition, if the subscription amounts under the SAFEs were converted to Ordinary Shares in connection with an initial public offering, then the Company was to issue the SAFE investors warrants to purchase the Company’s Ordinary Shares with an exercise price equal to the public offering price in such offering with 50% warrant coverage, such that each investor was to receive warrants to purchase 2 additional Ordinary Shares for every four shares issued upon conversion of the SAFE, which were to be exercisable for 3 years after the initial public offering.
Fair value						$ 1,273
Convertible loan			$ 3,053,000	$ 3,484,000	$ 3,484,000
Maturity date			Jul. 15, 2021	May 31, 2021
Interest rate				5.00%
Convertible loan agreements, description				the loan amount under the convertible loan agreements converted into Ordinary Shares at a conversion rate equal to a discount of 20% from the per share price of the Company’s Ordinary Shares in the IPO. Additionally, the investors received warrants to purchase the Company’s Ordinary Shares with an exercise price equal to the public offering price in the IPO with 50% warrant coverage, such that each investor received warrants to purchase two additional Ordinary Shares for every four shares issued upon conversion of the convertible loan, which will be exercisable for three years after the initial public offering
Repaid loan			$ 431,000
Interest rate per year			5.00%
Ordinary Shares issued (in Shares) | shares	1,705,000	2,113,905
Non-tradable warrants to investors (in Shares) | shares		1,149,582
Total value		$ 10,041,000
Non-tradable warrants fair value						$ 1,393,000
Tradable warrants (in Shares) | shares						3,345,455
Tradable warrants exercised (in Shares) | shares						5.5
Trade warrants						$ 4,516
Investors exercised tradable warrants (in Shares) | shares	1,705,000
Total proceeds received						9,377,000
Deducting fees						$ 8,721
Significant unobservable input, liabilities						1,640,455
Tradable warrants fair value						$ 1,493,000
Financial liability to pay						7.00%
Financial derivatives fair value						$ 133,000